Financial Instruments - Summary of Valuation Inputs and Relationships to Fair Value (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 31,596	R$ 24,164
Private equity funds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	31,596	24,164
Private equity funds [Member] | Vinci Infra Coinvestimento I FIP Infraestrutura [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	21,218	16,669
Private equity funds [Member] | Vinci Infra Coinvestimento I FIP Infraestrutura [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 21,218	R$ 16,669
Value input %	7.99
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Gain /(Losses)	R$ 4,548	R$ 12,870
Private equity funds [Member] | Vinci Infra Transmisso FIP Infraestrutura [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	6,128	4,875
Private equity funds [Member] | Vinci Infra Transmisso FIP Infraestrutura [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 6,128	R$ 4,875
Value input %	7.99
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Gain /(Losses)	R$ 1,253	R$ 3,499
Private equity funds [Member] | Nordeste III FIP Multiestratgia [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	2,652	2,030
Private equity funds [Member] | Nordeste III FIP Multiestratgia [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 2,652	R$ 2,030
Value input %	16.50
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Gain /(Losses)	R$ 702	R$ 307
Others [Member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 1,598	R$ 590
Percentage of reasonably possible decrease in unobservable input assets	1.00%	1.00%
Percentage of reasonably possible increase in unobservable input, assets	2.00%	2.00%
Gain /(Losses)	R$ (41)	R$ 128